Expense Example - PurePlay Nvidia Ecosystem Picks & Shovels Index ETF - PurePlay Nvidia Ecosystem Picks & Shovels Index ETF	Apr. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240